Long-Term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 17,409	$ 17,471	$ 20,252
Less: debt issuance costs	(15)	0	(571)
Less: current portion of long-term debt	(4,597)	(2,363)	(1,287)
Non-current portion of long-term debt	12,797	15,108	18,380
Capital Lease Obligations
Debt Instrument [Line Items]
Total long-term debt	149	191	236
2014 Pacific Western Bank, Term and Revolving Loans
Debt Instrument [Line Items]
Total long-term debt	$ 17,200	17,200	7,400
2014 Pacific Western Bank, Term and Revolving Loans | Equipment Loans | Minimum
Debt Instrument [Line Items]
Debt term	3 years
2014 Pacific Western Bank, Term and Revolving Loans | Equipment Loans | Maximum
Debt Instrument [Line Items]
Debt term	5 years
2015 Multiplier, Term Loan
Debt Instrument [Line Items]
Total long-term debt	$ 0	0	12,512
2014 Finland equipment loans, Danske Bank, 3-5 year terms, EURIBOR plus 1.7%
Debt Instrument [Line Items]
Total long-term debt	$ 60	$ 80	$ 104
2014 Finland equipment loans, Danske Bank, 3-5 year terms, EURIBOR plus 1.7% | Equipment Loans | EURIBOR
Debt Instrument [Line Items]
Basis on variable rate	1.70%